GMACM HOME EQUITY LOAN TRUST 2007-HE1
       GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1

Cut-Off Period Date                                          08/31/07
Determination Date                                           09/18/07
Record Date - Class A-1                                      09/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5     08/31/07
Payment Date                                                 09/25/07
Actual Days in Accrual Period (30/360)                             29
Accrual Period (30/360)                                            30

SERVICING CERTIFICATE
Beginning Pool Balance                               1,081,187,636.30
Beginning PFA                                                    0.00
Ending Pool Balance                                  1,057,876,175.95
Ending PFA Balance                                                  -
Principal Collections                                   22,683,014.94
Principal Draws                                                     -
Net Principal Collections                               22,683,014.94

Active Loan Count                                              20,205

Net Interest Collections                                 7,628,101.82

Weighted Average Net Loan Rate                               8.20780%
Weighted Average Net WAC Rate                                8.05938%
Substitution Adjustment Amount                                   0.00

Excess Spread                                            2,501,343.84

                                                          BEGINNING           ENDING
TERM NOTES                                                 BALANCE           BALANCE            FACTOR        PRINCIPAL
----------                                                 -------           -------            ------        ---------
Class A-1                                              561,393,114.16     536,208,755.38         0.7914520   25,184,358.78
Class A-2                                              136,300,000.00     136,300,000.00         1.0000000            0.00
Class A-3                                              129,600,000.00     129,600,000.00         1.0000000            0.00
Class A-4                                              123,871,000.00     123,871,000.00         1.0000000            0.00
Class A-5                                              118,600,000.00     118,600,000.00         1.0000000            0.00
Certificates                                                     -                  -                  -              -


(CONTINUED)                                                                  INTEREST          PERCENTAGE
TERM NOTES                                              INTEREST           SHORTFALLS           INTEREST        COUPON
----------                                              ---------          ----------           --------        ------
Class A-1                                              2,552,857.22                0.00          51.33%         5.6450%
Class A-2                                                638,451.92                0.00          13.05%         5.6210%
Class A-3                                                623,484.00                0.00          12.41%         5.7730%
Class A-4                                                614,400.16                0.00          11.86%         5.9520%
Class A-5                                                563,844.17                0.00          11.35%         5.7050%
Certificates                                                   0.00                -              -             -


Beginning Overcollateralization Amount                  11,423,522.14
Overcollateralization Amount Increase (Decrease)         1,872,898.43
Outstanding Overcollateralization Amount                13,296,420.57
Target Overcollateralization Amount                     22,877,052.22

Credit Enhancement Draw Amount                                   0.00
Unreimbursed Credit Enhancer Prior Draws                         0.00


                                                                           NUMBER           PERCENT   FORECLOSURE
                                                              BALANCE     OF LOANS        OF BALANCE     UNITS         DOLLARS
                                                              -------     --------        ----------     -----         -------
Delinquent Loans (30 Days)*                              5,027,743.31       104              0.48%         0                 -
Delinquent Loans (60 Days)*                              2,621,208.89        40              0.25%         0                 -
Delinquent Loans (90 Days)*                              1,855,876.71        25              0.18%         2         62,000.00
Delinquent Loans (120 Days)*                               492,996.01        7               0.05%         0                 -
Delinquent Loans (150 Days)*                               485,751.02        8               0.05%         1         57,500.00
Delinquent Loans (180+ Days)*                               83,000.00        1               0.01%         2        162,500.00
REO                                                                 -        0               0.00%
Foreclosures                                               282,000.00        5               0.03%
Bankruptcies                                               869,756.16        17              0.08%



                                                         BANKRUPTCY                           REO
(CONTINUED)                                                UNITS            DOLLARS          UNITS       DOLLARS
Delinquent Loans (30 Days)*                                -----            -------          -----       -------
Delinquent Loans (60 Days)*                                  1             89,754.01           0            -
Delinquent Loans (90 Days)*                                  0                     -           0            -
Delinquent Loans (120 Days)*                                 2            178,901.01           0            -
Delinquent Loans (150 Days)*                                 3            102,363.66           0            -
Delinquent Loans (180+ Days)*                                0                     -           0            -
REO                                                          1            100,000.00           0            -
Foreclosures
Bankruptcies


*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                                        PERCENT OF
                                     LIQUIDATION TO-DATE                     CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                            22,893.89
Current Month Loss Amount                                  628,445.41
Current Month Recoveries                                         0.00
                                    ----------------------------------
Ending Cumulative Loss Amount                              651,339.30             0.05492%

Liquidation Loss Amount Distributed to Noteholders         628,445.41

                                     NET RECOVERIES TO DATE

Beginning Cumulative Net Principal Recovery Amount               0.00
Current Month Net Principal Recovery Amount                      0.00
                                    ----------------------------------
Ending Cumulative Net Principal Recovery Amount                  0.00

                                             SPECIAL HAZARD                         FRAUD          BANKRUPTCY

Beginning Amount                                                 0.00                0.00             0.00
Current Month Loss Amount                                        0.00                0.00             0.00
Ending Amount                                                       -                   -                -

Extraordinary Event Losses                                       0.00
Excess Loss Amounts                                              0.00

Current Month Repurchases Units                                     0
Current Month Repurchases ($)                                    0.00
Loans repurchased pursuant to Section 3.15 (a) of the
Servicing Agreement

Interest Shortfall - Related to Relief Act Shortfall             0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                0.00
Withdraw relating to Collection Period                           0.00
Interest Earned (Zero, Paid to Funding Account)                  0.00
                                    ----------------------------------
Ending Capitalized Interest Account Balance as of Payment Date   0.00
Interest earned for Collection Period                            0.00
Interest withdrawn related to prior Collection Period            0.00

PREFUNDING ACCOUNT
Beginning Balance                                                0.00
Additional Purchases during Revolving Period                     0.00
Balance in Pre-Funding Account due to Noteholders                0.00
Excess of Draws over Principal Collections                       0.00
                                    ----------------------------------
Total Ending Balance as of Payment Date                          0.00
Interest earned for Collection Period                            0.00
Interest withdrawn related to prior Collection Period            0.00

CASH FLOWS RECEIVED
Principal Collections                                   22,683,014.94
Interest Collections                                     8,078,596.67
Servicer Advances                                                0.00
Pre-Funding Account remaining balance withdrawn                  0.00
Capital Interest Account withdrawal                              0.00
Reinvestment Income                                              0.00
Substitution Adjustment Amount                                   0.00
Recovery Amounts                                                 0.00
                                    ----------------------------------
TOTAL CASH FLOWS RECEIVED                               30,761,611.61

CASH FLOWS DISTRIBUTED
Principal Distribution                                  25,184,358.78
Interest Distribution                                    4,993,037.47
Residual Amount - Certificates                                   0.00
Servicer Advances - Reimbursement                                0.00
GMACM Service Fee                                          450,494.85
GMACM Recovery Fee                                               0.00
Credit Enhancer Fee - MBIA                                 133,720.51
                                    ----------------------------------
TOTAL CASH FLOWS DISTRIBUTED                            30,761,611.61

NET CASH FLOWS REMAINING                                         0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                NO
Hedge Payment Class A-1                           0.00
Hedge Shortfall Amount - Class A-1                0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage            0.42%
Rolling 3 Month Delinquency Required Percentage   3.75%

Aggregate Liquidation Percentage                  0.05%
Aggregate Liquidation Required Percentage         1.50%

SERVICING TERMINATION EVENT                        NO

Rolling 3 Month Delinquency Percentage            0.42%
Rolling 3 Month Delinquency Required Percentage   3.25%

Aggregate Liquidation Percentage                  0.05%
Aggregate Liquidation Required Percentage         1.00%

SERVICING TRIGGER EVENT                            NO

Rolling Six-Month Annualized Liquidation Loss     0.02%
Percentage
Maximum Loss Amount                               1.50%

SERVICING DEFAULT                                  NO

Step Down Date                                     NO

Step Up Date - Class A-4                           NO
Step Up Date - Class A-5                           NO